January 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Mutual Funds (File No. 811-07428) (on behalf of ING International Value Equity Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 3 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“Act”), for ING Mutual Funds (“Registrant”).  This Pre-Effective Amendment is being filed in connection with the reorganization of ING International Value Choice Fund (“Acquired Fund”) with and into ING International Value Equity Fund (formerly, ING Global Value Choice Fund) (“Acquiring Fund”), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.  The Acquired Fund and the Acquiring Fund are series of the Registrant.

Pursuant to Rule 461 under the Act, the Registrant hereby respectfully requests that the effective date of the Registrant’s above-referenced registration statement be accelerated so that it will become effective on January 22, 2013 or as soon as practicable thereafter.  The Registrant is aware of its obligations under the Act.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480- 477-2666 or Corey Rose at 704-339-3164.

Very truly yours,

/s/ Huey P. Falgout
Huey P. Falgout
Secretary
ING Mutual Funds

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